Retirement Benefit Plan - Summary of Two Most Recent Triennial Valuations (Detail) - BTPS [Member] - GBP (£) £ in Billions	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2014
Disclosure Of Defined Benefit Plans [Line Items]
BTPS liabilities	£ (60.4)	£ (47.2)
Market value of BTPS assets	49.1	40.2
Funding deficit	£ (11.3)	£ (7.0)
Percentage of accrued benefits covered by BTPS assets at valuation date	81.30%	85.20%
Percentage of accrued benefits on a solvency basis covered by the BTPS assets at the valuation date	62.20%	63.00%